OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

NOTE 15  – OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

Liabilities are detailed as follows:

Current	12.31.2018	12.31.2017
	ThCh$	ThCh$
Bank loans	21,542,736	31,470,003
Bonds payable	20,664,481	20,156,295
Deposits in guarantee	12,242,464	13,849,504
Derivative contract obligations (see note 20)	130,829	445,278
Leasing agreements	1,534,467	2,060,325
Total	56,114,977	67,981,405

Non-current	12.31.2018	12.31.2017
	ThCh$	ThCh$
Bank loans	2,439,253	13,057,542
Bonds payable	700,327,057	648,228,554
Leasing agreements	13,797,468	14,481,105
Total	716,563,778	675,767,201

The fair value of financial assets and liabilities as of December 31, 2018 and 2017 is presented below:

	Book Value	Fair Value	Book Value	Fair Value
Current	12.31.2018	12.31.2018	12.31.2017	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalents (3)	137,538,613	137,538,613	136,242,116	136,242,116
Other financial assets (3)	683,567	683,567	14,138,161	14,138,161
Trade and other accounts receivable (3)	187,210,279	187,210,279	191,284,680	191,284,680
Accounts receivable from related companies (3)	9,450,263	9,450,263	5,370,232	5,370,232
Bank loans (1)	21,542,736	20,298,761	31,470,003	31,006,898
Bonds payable (2)	20,664,481	22,318,939	20,156,295	22,484,452
Deposits in guarantee (3)	12,242,464	12,242,464	13,849,504	13,849,504
Derivative contract obligations (3) (see note 20)	130,829	130,829	445,278	445,278
Leasing agreements (3)	1,534,467	1,534,467	2,060,325	2,060,325
Trade and other accounts payable (3)	238,109,847	238,109,847	257,519,477	257,519,477
Accounts payable from related companies (3)	45,827,859	45,827,859	33,961,437	33,961,437

Non-current	12.31.2018	12.31.2018	12.31.2017	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$
Other financial assets (3)	97,362,295	97,362,295	74,259,085	75,259,085
Trade and other receivables	1,270,697	1,270,697	2,395,851	2,395,851
Accounts receivable from related companies (3)	74,340	74,340	156,492	156,492
Bank loans (1)	2,439,253	2,307,396	13,057,542	11,588,575
Bonds payable (2)	700,327,057	755,694,265	648,228,554	722,044,324
Leasing agreements (3)	13,797,468	13,797,468	14,481,105	14,481,105
Trade and other accounts payable (3)	735,665	735,665	1,132,926	1,132,926
(1)	The fair values are based on discounted cash flows using market discount rates as of the close of each fiscal year and are Level 2 fair value measurements.
(2)	The fair value of corporate bonds is classified as Level 2 fair value measurements based on quoted prices for the Company’s obligations.
(3)	The fair value approximates book value considering the nature and term of the obligations.

15.1.1     Bank obligations, current

										Maturity		Total
Indebted Entity			Creditor Entity				Type	Effective	Nominal	Up to	90 days	at	at
Tax ID,	Name	Country	Tax ID,	Name	Country	Currency	Amortization	Rate	Rate	90 days	To 1 year	12.31.2018	12.31.2017
										ThCh$	ThCh$	ThCh$	ThCh$
91.144.000-8	Embotelladora Andina S.A.	Chile	97032000-8	Banco Scotiabank	Chile	Chilean pesos	Monthly	3.64%	3.64%	—	—	—	300,000
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	—	726,943	726,943	709,794
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco de la Nación Argentina	Argentina	Argentine pesos	Monthly	20.00%	20.00%	1,071	—	1,071	9,965,133
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	Argentine pesos	Monthly	20.00%	20.00%	—	—	—	3,352,417
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	7.48%	7.48%	—	—	—	298,456
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	6.63%	6.63%	—	—	—	1,359,471
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	6.63%	6.63%	82,480	88,935	171,415	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	7.15%	7.15%	83,151	194,366	277,517	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	7.15%	7.15%	—	—	—	1,611,747
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Semiannually	4.50%	4.50%	—	—	—	2,541,016
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Quarterly	4.50%	4.50%	616,808	1,838,770	2,455,578	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	6.24%	6.24%	—	17,910,212	17,910,212	11,331,969
Total												21,542,736	31,470,003

15.1.2     Bank obligations, non-current

										Maturity
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	More 2 years	More 3 years	More 4 years	More 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2018
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.1%	2.1%	1,434,786	—	—	—	—	1,434,786
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	6.6%	6.6%	72,439	43,033	43,033	81,225	—	239,730
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	7.2%	7.2%	151,873	—	—	—	—	151,873
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Quarterly	6.2%	6.2%	—	—	—	—	—	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	4.5%	4.5%	612,864	—	—	—	—	612,864
Total															2,439,253

15.1.2     Bank obligations, non-current December 31, 2017

										Maturity
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	More 2 years	More 3 years	More 4 years	More 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	31.12.2017
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	Unidad de fomento	Semiannually	2.1%	2.1%	2,092,245	—	—	—	—	2,092,245
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Alfa	Brazil	Brazilian real	Monthly	7.5%	7.5%	125,461	125,461	125,461	627,305	—	1,003,688
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	6.6%	6.6%	504,700	197,779	44,639	128,887	—	876,005
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	7.2%	7.2%	1,593,608	1,202,096	663,779	2,449,851	—	5,909,334
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	4.5%	4.5%	3,176,270	—	—	—	—	3,176,270
Total															13,057,542

15.1.3 Current and non-current bank obligations “Restrictions”

Bank obligations are not subject to restrictions for the reported periods.

15.2.1     Bonds payable

During 2018, Andina carried out a debt restructuring process that consisted of a partial repurchase in the amount of US$210 million of the 144A/RegS Senior Notes and refinancing it with the placement of Series F bonds in the local market in the amount of UF 5.7 million due 2039 and accruing an annual interest rate of 2.83%.

The costs corresponding to the repurchase of bonds, associated with premium payments, overpricing and proportional amortization of placement costs and discounts in bonds in original U.S. Dollars amounting to ThCh$9,583,000, were recorded in results under the item financial costs.

	Current		Non-current		Total
Composition of bonds payable	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Bonds (face value)	21,038,064	20,547,117	704,048,747	651,459,940	725,086,811	672,007,057
Expenses of bond issuance and discounts on placement	(373,583)	(390,822)	(3,721,690)	(3,231,386)	(4,095,273)	(3,622,208)
Net balance presented in statement of financial position	20,664,481	20,156,295	700,327,057	648,228,554	720,991,538	668,384,849

15.2.2     Current and non-current balances

Obligations with the public correspond to bonds in UF issued by the parent company on the Chilean market and bonds in US dollars issued by the Parent Company on the international market. A detail of these instruments is presented below:

							Date
		Face	Unit of	Interest	final	Interest	Amortization of
Bonds, current portion	Series	amount	Adjustment	rate	Maturity	Payment	capital	12.31.2018	12.31.2017
								ThCh$	ThCh$
CMF Registration N°254 CMF 06.13.2001	B	2.228.199	UF	6.5%	06.01.2026	Semiannually	00.01.2019	6,598,389	6,071,687
CMF Registration N°641 08.23.2010	C	1,500,000	UF	4.0%	08.15.2031	Semiannually	02.15.2021	614,152	597,049
CMF Registration N°759 08.20.2013	C	500,000	UF	3.5%	08.16.2020	Semiannually	02.16.2018	7,069,487	6,959,157
CMF Registration N°760 08.20.2013	D	4,000,000	UF	3.8%	08.16.2034	Semiannually	02.16.2032	1,545,334	1,502,299
CMF Registration N°760 04.02.2014	E	3,000,000	UF	3.75%	03.01.2035	Semiannually	09.01.2032	1,027,009	998,409
CMF Registration N°912 10.10.2018	F	5,700,000	UF	2.83%	09.25.2016	Semiannually	09.25-2039	1,013,805
Bonds USA	—	365,000,000	US$	5.0%	10.01.2023	Semiannually	10.01.2023	3,169,888	4,418,516
Total current portion								21,038,064	20,547,117
Bonds non-current portion
CMF Registration N°254 CMF 06.13.2001	B	2.228.199	UF	6.5%	06.01.2026	Semiannually	00.01.2019	52,132,023	56,795,423
CMF Registration N°641 08.23.2010	C	1,500,000	UF	4.0%	08.15.2031	Semiannually	02.15.2021	41,348,685	40,197,210
CMF Registration N°759 08.20.2013	C	500,000	UF	3.5%	08.16.2020	Semiannually	02.16.2018	6,891,448	13,399,069
CMF Registration N°760 08.20.2013	D	4,000,000	UF	3.8%	08.16.2034	Semiannually	02.16.2032	110,263,160	107,192,560
CMF Registration N°760 04.02.2014	E	3,000,000	UF	3.75%	03.01.2035	Semiannually	09.01.2032	82,697,378	80,394,428
CMF Registration N°912 10.10.2018	F	5,700,000	UF	2.83%	09.25.2016	Semiannually	09.25-2039	157,125,003
Bonds USA	—	365,000,000	US$	5.0%	10.01.2023	Semiannually	10.01.2023	253,591,050	353,481,250
Bonds non-current portion								704,048,747	651,459,940

Accrued interest included in the current portion of bonds totaled ThCh$ 7,856,274 and ThCh$8,105,642 at December 31, 2018 and 2017, respectively.

15.2.3     Non-current maturities

		Year of maturity				Total non-
		more than 1	more than 2	more than 3		current
	Series	to 2	to 3	to 4	More than 5	12.31.2018
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
SVS Registration N°254 06.13.2001	B	6,704,717	7,134,663	7,598,414	30,694,229	52,132,023
SVS Registration N°641 08.23.2010	C	—	1,879,436	3,758,871	35,710,378	41,348,685
SVS Registration N°759 08.20.2013	C	3,445,724	3,445,724	—	—	6,891,448
SVS Registration N°760 08.20.2013	D	—	—	—	110,263,160	110,263,160
SVS Registration N°760 04.02.2014	E	—	—	—	82,697,378	82,697,378
CMF Registration N°912 10.10.2018	F				157,125,003	157,125,003
Bonds USA	—	—	—	—	253,591,050	253,591,050
Total		10,150,441	12,459,823	11,357,285	670,081,198	704,048,747

15.2.4     Market rating

The bonds issued on the Chilean market had the following rating as of December 31, 2018:

AA	:	ICR Compañía Clasificadora de Riesgo Ltda. rating
AA	:	Fitch Chile Clasificadora de Riesgo Limitada rating

The rating of bonds issued on the international market as of December 31, 2018, is the following:

BBB	:	Standard&Poors rating
BBB+	:	Fitch Chile Clasificadora de Riesgo Limitada rating.

15.2.5     Restrictions

15.2.5.1  Restrictions regarding bonds placed abroad.

On September 26, 2013, Andina issued a bond in the U.S. Market (Bonds USA) for US$575 million at a coupon rate of 5.0% maturing on October 1, 2023. These bonds do not have financial restrictions. In October 2018, there was a partial repurchase of this bond for US $210 million, with US$365 million remaining outstanding.

15.2.5.2  Restrictions regarding bonds placed in the local market.

For purposes of the calculation of the covenants, the amount of EBITDA that was agreed on each bond issue is included.

Restrictions regarding the issuance of bonds for a fixed amount registered under number 254.

The outstanding series as of December 31, 2018, is Series B for a nominal amount of up to UF 4 million, of which amount UF 3.7 million in bonds were placed with final maturity in the year 2026 at a 6.50%  annual interest rate. The balance of outstanding capital as of December 31, 2018 is UF 2,228 million.

Series B was issued with charge to the bonds line registered with the Securities Registered under number 254 dated September 13, 2001.

Regarding Series B, the Issuer is subject to the following restrictions:

•

Maintain an indebtedness level where Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Consolidated Financial Liabilities shall be regarded as Liabilities Receivables accruing interest, namely: (i) other current financial liabilities, plus (ii) other non-current financial liabilities, less (iii) asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2018, indebtedness level is 0.78 times of Consolidated Equity.

•

Maintain, and in no manner lose,  sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” (Región Metropolitana) as a territory in Chile in which we have been authorized by The Coca-Cola Company for the development, production, sale and distribution of products and brands of the licensor, in accordance to the respective bottler or license agreement, renewable from time to time.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of this date is franchised by TCCC to the Company for the development, production, sale and distribution of products and brands of such licensor, as long as  any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unsecured consolidated liabilities payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2018, this index is 1.66 times.

Restrictions regarding bond lines registered in the Securities Registered under number 641.

Because of our merger with Coca-Cola Polar S.A., Andina became a debtor of  the following two bonds placed in the Chilean market in 2010:

•	UF 1.5 million of Series C bonds due 2031, bearing an annual interest rate of 4.00%. As of December 31, 2018, the balance of outstanding capital is UF 1.5 million.

Series C was issued with charge to the Bond Lines registered with the Securities Registrar, under number 641, on August 23, 2010.

Regarding Series C, the Issuer is subject to the following restrictions:

•

Maintain a level of “Net Financial Debt” within its quarterly financial statements that may not exceed 1.5 times, measured over figures included in its consolidated statement of financial position.  To this end, net financial debt shall be defined as the ratio between net financial debt and total equity of the issuer (equity attributable to controlling owners plus non-controlling interest). On its part, net financial debt will be the difference between the Issuer’s financial debt and cash.

As of December 31, 2018, Net Financial Debt was 0.62 times.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unencumbered assets refer to the assets that meet the following conditions: are the property of the issuer; classified under Total Assets of the Issuer’s Financial Statements; and that are free of any pledge, mortgage or other liens constituted in favor of third parties, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

Unsecured total liabilities correspond to: liabilities from Total Current Liabilities and Total Non-Current Liabilities of Issuer’s Financial Statement which do not benefit from preferences or privileges, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

As of December 31, 2018, this index is 1.66 times.

•

Maintain a level of “Financial net coverage” in its quarterly financial statements of more than 3 times. Net financial coverage means the ratio between the Issuer’s Ebitda for the past 12 months and net financial expenses (financial income less financial expenses) of the issuer for the past 12 months. However, this restriction will be considered breached when the mentioned net financial coverage level is lower than the level previously indicated during two consecutive quarters.

As of December 31, 2018, Net Financial Coverage level is 6.08 times.

Restrictions regarding bond lines registered in the Securities Registrar under numbers 759 and 760.

During 2013 and 2014, Andina placed local bonds in the Chilean market. The issuances were structured into three series.

•

Series C outstanding as of December 31, 2018, for a nominal value of up to UF 3 million, of which bonds were placed for a nominal amount of UF1.0 million with final maturity during year 2020 at an annual interest rate of 3.50% issued against line number 759. Outstanding capital as of December 31, 2018, is UF 0.500 million.

•

Series D and E outstanding as of December 31, 2018, for a total nominal value of UF 8 million, of which UF 4 million were placed in bonds during August 2013 (series D) and UF 3 million during April 2014 (series E), with final maturity in 2034 and 2035, respectively, issued with charge against line number 760. The annual interest rates are 3.8% for Series D and 3.75% for Series E. The outstanding capital balance as of December 31, 2018, of both series amounts to UF 7.000 million.

Regarding Series C, D and E, the Issuer is subject to the following restrictions:

•

Maintain an indebtedness level where Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Consolidated Financial Liabilities shall be regarded as Liabilities Receivables accruing interest, namely: (i) other current financial liabilities, plus (ii) other non-current financial liabilities, less (iii) cash and cash equivalent and (iv) other current financial assets, and (v) other non-current financial assets (to the extent they are asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2018, Indebtedness Level is 0.62 times of Consolidated Equity.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2018, this index is 1.66 times.

•

Maintain, and in no manner, lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” as a territory franchised to the Issuer in Chile by The Coca-Cola Company, hereinafter also referred to as “TCCC” or the “Licensor” for the development, production, sale and distribution of products and brands of said licensor, in accordance to the respective bottler or license agreement, renewable from time to time. Losing said territory, means the non-renewal, early termination or cancellation of this license agreement by TCCC, for the geographical area today called “Metropolitan Region”. This reason shall not apply if, as a result of the loss, sale, transfer or disposition, of that licensed territory is purchased or acquired by a subsidiary or an entity that consolidates in terms of accounting with the Issuer.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of these instruments is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as  any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted

Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates and joint ventures that are accounted for using the equity method”; plus (v) “Depreciation”; plus (vi) “Intangibles Amortization”.

Restrictions regarding bond lines registered in the Securities Registrar under number 912.

In October 2018, a Series F bond was issued in the amount of UF 5.7 million due 2039 and accruing an annual interest rate of 2.8%.

Regarding Series F Local Bond, the Issuer is subject to the following restrictions:

•	Maintain an indebtedness level where Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times.

For these purposes Consolidated Financial Liabilities shall be regarded as Liabilities Receivables accruing interest, namely: (i) other current financial liabilities, plus (ii) other non-current financial liabilities, less (iii) cash and cash equivalent and (iv) other current financial assets, and (v) other non-current financial assets (to the extent they are asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2018, this index equals 0.62 times.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2018, this index equals 1.66 times.

•

Maintain, and in no manner, lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” as a territory franchised to the Issuer in Chile by The Coca-Cola Company, for the development, production, sale and distribution of products and brands of said licensor, in accordance to the respective bottler or license agreement, renewable from time to time. Losing said territory, means the non-renewal, early termination or cancellation of this license agreement by TCCC, for the geographical area today called "Metropolitan Region". This reason shall not apply if, as a result of the loss, sale, transfer or disposition, of that licensed territory is purchased or acquired by a subsidiary or an entity that consolidates in terms of accounting with the Issuer.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of local bonds Series C, D and E is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer's Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer.  For these purposes, the term "Adjusted Consolidated Operating Cash Flow" shall mean the addition of the following accounting accounts of the Issuer's Consolidated Statement of Financial Position: (i) "Gross Profit" which includes regular activities and cost of sales; less (ii) "Distribution Costs"; less (iii) "Administrative Expenses"; plus (iv) "Participation in profits (losses) of associates and joint ventures that are accounted for using the equity method"; plus (v) "Depreciation"; plus (vi) "Intangibles Amortization".

As of December 31, 2018, and December 31, 2017, the Company complies with all financial collaterals.

15.2.6     Repurchased bonds

In addition to UF bonds, the Company holds bonds that it has repurchased in full through companies that are included in the consolidation:

The subsidiary Rio de Janeiro Refrescos Ltda. maintains a liability corresponding to a bond issuance for US $75 million due in December 2020 and semi-annual interest payments. As of December 31, 2017, these issues are held by Andina. On January 1, 2013, Abisa Corp S.A. transferred the totality of this asset to Embotelladora are Andina S.A., the latter becoming the creditor of the above-mentioned Brazilian subsidiary. Consequently, the assets and liabilities related to the transaction have been eliminated from these Consolidated Financial Statements. In addition, the transaction has been treated as a net investment of the group in the Brazilian subsidiary; consequently, the effects of exchange rate differences between the dollar and the functional currency of each one has been recorded in other comprehensive income.

15.3.1     Derivative contract obligations

Please see details in Note 20.

15.4.1     Current liabilities for leasing agreements

									Maturity		Total
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	Up to	90 days to	at	At
Name	Country	Tax ID	type	Type	Currency	Type	rate	rate	90 days	1 year	12.31.2018	12.31.2017
									ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	10.215%	10.227%	11,996	,	11,996	41,467
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	51,766	23,494	75,260	504,815
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	57,750	51,823	109,573	528,801
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	171,115	545,863	716,978	657,610
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	Brazilian real	Monthly	7.65%	7.39%	57,561	282,104	339,665	—
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	Dollars	Monthly	12.00%	12.00%	280,995	—	280,995	327,632

Total											1,534,467	2,060,325

15.4.2  Non-current liabilities for leasing agreements December 31, 2018

									Maturity
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Name	Country	Tax ID	Name	type	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2018
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	810,185	915,509	1,034,525	1,169,014	9,466,995	13,396,228
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	Brazilian real	Monthly	7.65%	7.39%	401,240	—	—	—	—	401,240
TOTAL														13,797,468

15.4.3 Non-current liabilities for leasing agreements December 31, 2017

										Maturity
Indebted Entity			Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Tax ID	Name	Country	Tax, ID	Name	Country	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2017
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	10.21%	10.22%	11,764	—	—	—	—	11,764
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	73,799	—	—	—	—	73,799
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	105,807	—	—	—	—	105,807
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	743,100	839,703	948,864	1,072,216	10,685,852	14,289,735

Total															14,481,105

15.4.4 Current and non-current leasing agreements obligations “Restrictions”

Leasing agreement obligations are not subject to financial restrictions for the reported periods.